Summary of Significant Accounting Policies - Additional Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 acre	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Research and development costs	$ 11,500,000	$ 11,300,000	$ 12,500,000
Cash and cash equivalents	190,960,000	207,393,000	156,313,000	196,556,000
Cash equivalents	156,600,000	203,500,000
Allowance for doubtful accounts	3,900,000	1,900,000
Customer returns, allowances and earned discounts as a percentage of gross selling price	1.00%
Reserve for customer accounts receivable, percentage	1.00%
Reserve for customer deductions	6,700,000	3,400,000
Interest capitalization, construction in progress	1,700,000	800,000	7,100,000
Intangible asset, useful life, in years	15 years 4 months 10 days	16 years 5 months 13 days
Goodwill	526,789,000	67,160,000	58,214,000
Area leased under timberland cutting rights (acres)	88,000
Area leased where fiber farms are operated (acres)	9,000
Software amortization expense	1,100,000	900,000	600,000
Minimum
Significant Accounting Policies [Line Items]
Term of senior credit facilities and notes, in years	5
Maximum
Significant Accounting Policies [Line Items]
Term of senior credit facilities and notes, in years	10
Foreign operations
Significant Accounting Policies [Line Items]
Cash and cash equivalents	7,100,000
Customer Relationships
Significant Accounting Policies [Line Items]
Intangible asset, useful life, in years	15 years 4 months 28 days	16 years 8 months 12 days
Customer Relationships | Minimum
Significant Accounting Policies [Line Items]
Intangible asset, useful life, in years	6 years
Customer Relationships | Maximum
Significant Accounting Policies [Line Items]
Intangible asset, useful life, in years	40 years
Trademarks and Trade Names
Significant Accounting Policies [Line Items]
Intangible asset, useful life, in years	14 years 8 months 16 days	2 years 7 months 6 days
Trademarks and Trade Names | Minimum
Significant Accounting Policies [Line Items]
Intangible asset, useful life, in years	3 years
Trademarks and Trade Names | Maximum
Significant Accounting Policies [Line Items]
Intangible asset, useful life, in years	20 years
Cutting Rights and Fiber Farms
Significant Accounting Policies [Line Items]
Depletion expense	2,500,000	700,000	0
Other Long-Term Assets
Significant Accounting Policies [Line Items]
Unamortized deferred financing costs	14,100,000	5,000,000
Long-term lease costs capitalization (Cutting rights)	27,600,000	27,400,000
Capitalized Fiber Farm Costs	9,400,000
Net capitalized software costs	$ 5,700,000	$ 1,100,000